Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	¥ 2,785	¥ 30	¥ 9,845
Aggregate amortization expenses for intangible assets	26,252	25,848	23,164
Estimated amortization expenses in fiscal 2018	23,594
Estimated amortization expenses in fiscal 2019	22,078
Estimated amortization expenses in fiscal 2020	20,447
Estimated amortization expenses in fiscal 2021	15,877
Estimated amortization expenses in fiscal 2022	13,249
Intangible assets subject to amortization acquired	38,658
Impairment losses on intangible assets	411	295	358
Corporate Financial Services
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	30	550
Real Estate Segment
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	0	¥ 0	8,708
Overseas
Intangible Assets by Major Class [Line Items]
Impairment losses on goodwill	2,785		¥ 587
Software
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 8,203
Weighted average amortization period	7 years
License
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 13,036
Weighted average amortization period	25 years